Debt - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended		12 Months Ended								1 Months Ended										12 Months Ended		12 Months Ended					12 Months Ended					1 Months Ended		12 Months Ended	1 Months Ended				12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended			1 Months Ended	4 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended					12 Months Ended
	Mar. 22, 2012 USD ($)	Nov. 30, 2011	Dec. 31, 2011 USD ($) Entity		Dec. 31, 2010 USD ($)		Dec. 31, 2009 USD ($)		Nov. 22, 2011 USD ($)	Mar. 01, 2011 Canada Hotel	Mar. 01, 2011 Canada Bankers Acceptance USD ($)	Mar. 01, 2011 Canada Bankers Acceptance CAD	Jun. 28, 2011 Le Meridien Piccadilly USD ($)	Jun. 28, 2011 Le Meridien Piccadilly GBP (£)	Jul. 20, 2010 Le Meridien Piccadilly USD ($)	Jul. 20, 2010 Le Meridien Piccadilly GBP (£)	May 12, 2011 Hilton Melbourne South Wharf USD ($)	Apr. 26, 2011 Hilton Melbourne South Wharf USD ($)	Dec. 31, 2011 Hilton Melbourne South Wharf	Apr. 30, 2011 Hilton Melbourne South Wharf USD ($)	Dec. 31, 2011 Upper Limit	Dec. 31, 2011 Upper Limit Credit Facility	Dec. 31, 2011 Lower Limit	Dec. 31, 2011 Lower Limit Credit Facility	Nov. 22, 2011 Foreign Currency Borrowings USD ($)	Nov. 22, 2011 Swingline Loans USD ($)	Nov. 22, 2011 Letter of Credit USD ($)	Dec. 31, 2011 LIBOR	Dec. 31, 2011 LIBOR Upper Limit Credit Facility	Dec. 31, 2011 LIBOR Lower Limit Credit Facility	Dec. 31, 2011 Senior Notes USD ($)	Dec. 31, 2010 Senior Notes USD ($)	Jan. 20, 2010 Series M Senior Notes 7 Percent Due August 2012 USD ($)	Dec. 31, 2011 Debt Covenant	Dec. 31, 2011 Mortgages	Mar. 01, 2011 Mortgages Canada USD ($)	Mar. 01, 2011 Mortgages Canada CAD	Nov. 30, 2011 Series Y Senior Notes 6 Percent Due October 2021 USD ($)	Aug. 31, 2011 Exchangeable 2007 Senior Debentures 2.625 Percent Due April 2027 USD ($)	Dec. 31, 2011 Exchangeable 2007 Senior Debentures 2.625 Percent Due April 2027 USD ($)	Jun. 30, 2011 Exchangeable 2004 Senior Debentures 3.25 Percent Due April 2024 USD ($)	Dec. 31, 2011 Exchangeable 2004 Senior Debentures 3.25 Percent Due April 2024 USD ($)	May 31, 2011 Series W Senior Notes 5.875 Percent Due June 15, 2019 USD ($)	May 31, 2011 Series W Senior Notes 5.875 Percent Due June 15, 2019 Group Three USD ($)	May 31, 2011 Series W Senior Notes 5.875 Percent Due June 15, 2019 Group Four USD ($)	May 31, 2011 Series K Senior Notes 7.125 Percent Due November 2013 USD ($)	Nov. 30, 2010 Series K Senior Notes 7.125 Percent Due November 2013 USD ($)	Oct. 25, 2010 Series U Senior Notes 6 Percent Due November 1st 2020 USD ($)	Dec. 31, 2011 Exchangeable 2009 Senior Debentures 2.5 Percent Due October 2029 USD ($)	Dec. 31, 2011 Exchangeable Debentures USD ($)	Dec. 31, 2011 Covenant Requirement	Dec. 31, 2011 Covenant Requirement Lower Limit USD ($)	Dec. 31, 2011 Investment grade Upper Limit Credit Facility	Dec. 31, 2011 Investment grade Lower Limit Credit Facility	Feb. 28, 2012 Settlement of Debt Senior Notes Upper Limit USD ($)	Dec. 31, 2011 HOST HOTELS & RESORTS L.P. USD ($)	Dec. 31, 2010 HOST HOTELS & RESORTS L.P. USD ($)	Dec. 31, 2009 HOST HOTELS & RESORTS L.P. USD ($)	Dec. 31, 2008 HOST HOTELS & RESORTS L.P. USD ($)	Dec. 31, 2011 HOST HOTELS & RESORTS L.P. Debt Covenant
Debt Disclosure [Line Items]
Face amount of debt																				$ 86											$ 4,600	$ 4,400						$ 300						$ 425	$ 75			$ 500
Unamortized Discount																															77	109
Procced from issuance of note																																						295					489					492
Senior Notes frequency of payment		Semi-annually
Repurchase of debt, face amount																																	346						138		150					250	475
Repurchase of debt, carrying value																																							134
Gain (loss) on redemption of debt	(8)		(4)	[1]	(1)	[1]	2	[2]																									(8)						(5)								(12)									(4)	(1)	5
Debt principal outstanding			5,814																																					388		175					725		400	963
Value of debentures converted to equity																																									134
Debt converted into shares of Host Inc. common stock																																									8.8
Debentures redeemed for cash																																									16
Premium on redemption																																														3
Debt issuance date																																								2007-03-23		2004-03-16							2009-12-22
Excess fair value over principal value																																																	25
Debt exchange description																																								At any time at which the closing price of Host Inc.'s common stock is more than 120% (for the 2004 Debentures) or 130% (for the 2007 and 2009 Debentures) of the exchange price per share for at least 20 of 30 consecutive trading days during certain periods or at any time up to two days prior to the date on which the Debentures have been called for redemption.		At any time at which the closing price of Host Inc.'s common stock is more than 120% (for the 2004 Debentures) or 130% (for the 2007 and 2009 Debentures) of the exchange price per share for at least 20 of 30 consecutive trading days during certain periods or at any time up to two days prior to the date on which the Debentures have been called for redemption.							At any time at which the closing price of Host Inc.'s common stock is more than 120% (for the 2004 Debentures) or 130% (for the 2007 and 2009 Debentures) of the exchange price per share for at least 20 of 30 consecutive trading days during certain periods or at any time up to two days prior to the date on which the Debentures have been called for redemption.
Effective interest rates of debt																																								6.50%		6.80%							6.90%
Equity carrying value of debentures																																																		247
Debt repurchase, authorized amount																																																							500
Aggregate borrowing capacity									1,000																500	100	100
Additional borrowing capacity									500
Repayment of line of credit													40	25			50																																							90		410
Draws on the line of credit											103	100			56	37		50																																						153	56
Repayment of debt																																				132	129
Number of hotels										4
Debt interest rate											2.18%	2.18%
Basis points											0.90%	0.90%							2.30%
Remaining borrowing capacity			883
Leverage ratio			4.8																			7.25												6.0																										6.0
Unsecured interest coverage ratio																								1.75
Fixed charge coverage ratio																								1.25
Debt instrument covenant description																																																			Additionally, total debt used in the calculation of our leverage ratio is based on a "net debt" concept, under which cash and cash equivalents in excess of $100 million are deducted from our total debt balance.
Cash and cash equivalents																																																				100				826	1,113	1,642	508
Line of credit interest terms			We pay interest on revolver borrowings under the credit facility at floating rates equal to LIBOR plus a margin (i) ranging from 175 to 275 basis points (depending on Host L.P.’s consolidated leverage ratio), or (ii) following the date on which Host L.P.’s long-term unsecured debt rating is investment grade and Host L.P. elects ratings-based pricing, ranging from 100 to 160 basis points (depending on Host LP’s unsecured long-term debt rating). Based on our leverage ratio at December 31, 2011 of 4.8x, we would be able to borrow at a rate of LIBOR plus 200 basis points. While we are using leverage-based pricing, to the extent that amounts under the credit facility remain unused, we pay a quarterly commitment fee on the unused portion of the loan commitment of 25 to 35 basis points, depending on our average revolver usage during the applicable period.
Interest rate margin																													2.75%	1.75%
Unsecured debt instrument interest rate stated percentage																																																					1.60%	1.00%
Basis points over index on available credit																												2.00%
Line of credit commitment fee			To the extent that amounts under the credit facility remain unused, we pay a quarterly commitment fee on the unused portion of the loan commitment of 25 to 35 basis points, depending on our average revolver usage during the applicable period.
Commitment fee minimum			0.25%
Commitment fee maximum			0.35%
Facility fee																					0.40%		0.15%
Assets that are secured by mortgage debt			14
Average interest rate																																			5.00%
Debt covenant compliance																																			We are in compliance with the covenants under all of our mortgage debt obligations.
Amortization of property and equipment under capital leases			$ 3		$ 1		$ 1

[1]	Interest expense and interest paid for 2011 and 2010 includes cash prepayment premiums of approximately $5 million and $20 million, respectively. No significant prepayment premium was paid in 2009.
[2]	Interest expense and interest paid for 2009 is net of $7 million received in connection with the 2007 defeasance of $514 million in collateralized mortgage-backed securities.